Share-based compensation - Expected Share-Based Compensation Expense (Details) $ in Millions	Dec. 31, 2023 USD ($)
2024
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected share-based compensation expense	$ 93.1
2025
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected share-based compensation expense	57.3
2026
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected share-based compensation expense	24.9
2027
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected share-based compensation expense	$ 4.1